State Street Target Retirement 2050 Fund Annual Fund Operating Expenses - State Street Target Retirement 2050 Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%	[1]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.29%
Class K
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[1]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.15%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.09%
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.59%

[1]	Other Expenses have been restated to reflect current fees for Class I shares.
[2]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2027 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2027 except with approval of the Fund's Board of Trustees.